UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-6269

                      (Investment Company Act File Number)


                              Cash Trust Series II
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  5/31/07


                Date of Reporting Period:  Quarter ended 8/31/06







ITEM 1.     SCHEDULE OF INVESTMENTS

MUNICIPAL CASH SERIES II
PORTFOLIO OF INVESTMENTS
August 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
               SHORT-TERM MUNICIPALS--95.4%1,2
               ALABAMA--5.2%
  $   250,000  Huntsville, AL, IDB, Weekly VRDNs (Giles & Kendall, Inc.)/(Wachovia Bank N.A. LOC), 3.770%, 9/1/2006     $    250,000
    1,000,000  Perry County, AL, IDB, (Series 2001), Weekly VRDNs (Alabama Catfish Feedmill LLC)/                          1,000,000
               (Regions Bank, Alabama LOC), 3.600%, 9/7/2006
                  TOTAL                                                                                                    1,250,000
               ARIZONA--7.8%
      750,000  Apache County, AZ, IDA, 1983 (Series A), Weekly VRDNs (Tucson Electric Power Co.)/                            750,000
               (Credit Suisse, Zurich LOC), 3.450%, 9/6/2006
      800,000  Pima County, AZ, IDA, (Series 2002A), Weekly VRDNs (La Posada at Park Centre, Inc.)/                          800,000
               (LaSalle Bank, N.A. LOC), 3.400%, 9/7/2006
      300,000  Tempe, AZ, IDA, (Series 2002C), Weekly VRDNs (Friendship Village of Tempe)/(LaSalle Bank, N.A. LOC),          300,000
               3.400%, 9/7/2006
                  TOTAL                                                                                                    1,850,000
               GEORGIA--15.6%
    3,000,000  Georgia State, (Series 2005A), 3.75% Bonds, 9/1/2006                                                        3,000,000
      720,000  Savannah, GA, EDA, (Series 2003C), Weekly VRDNs (Marshes of Skidaway Island)/(BNP Paribas SA LOC),            720,000
               3.450%, 9/7/2006
                  TOTAL                                                                                                    3,720,000
               ILLINOIS--12.2%
    1,250,000  Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3), Weekly          1,250,000
               VRDNs (FHLB of Chicago LIQ), 3.480%, 9/6/2006
      794,000  Peoria, IL, (Series 1996), Weekly VRDNs (J.T. Fennell Co., Inc.)/(JPMorgan Chase Bank, N.A. LOC),             794,000
               3.700%, 9/7/2006
      865,000  Upper Illinois River Valley Development Authority, (Series 2001), Weekly VRDNs (Tri-Con Materials,            865,000
               Inc.)/(Citibank NA, New York LOC), 3.620%, 9/7/2006
                  TOTAL                                                                                                    2,909,000
               INDIANA--9.0%
      920,000  Carmel, IN, (Series 1996-A), Weekly VRDNs (Telamon Corp.)/(LaSalle Bank, N.A. LOC), 3.580%, 9/7/2006          920,000
    1,005,000  Frankfort, IN, EDA, (Series 2004), Weekly VRDNs (Wesley Manor, Inc.)/(Key Bank, N.A. LOC), 3.460%,          1,005,000
               9/7/2006
      210,000  Tipton, IN, (Series 1997), Weekly VRDNs (MCJS LLC)/(JPMorgan Chase Bank, N.A. LOC), 3.850%, 9/7/2006          210,000
                  TOTAL                                                                                                    2,135,000
               IOWA--3.4%
      800,000  Iowa Finance Authority, (Series 1998), Weekly VRDNs (Schumacher Elevator)/(Wells Fargo Bank, N.A.,            800,000
               Minnesota LOC), 3.600%, 9/7/2006
               KENTUCKY--0.8%
      200,000  Muhlenberg County, KY, (Series 1997), Weekly VRDNs (Plastic Products Co.)/(Wells Fargo Bank, N.A.,            200,000
               Minnesota LOC), 3.600%, 9/7/2006
               MINNESOTA--1.0%
      240,000  Byron, MN, Weekly VRDNs (Schmidt Printing)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.500%, 9/1/2006          240,000
               MISSISSIPPI--2.1%
      500,000  Senatobia, MS, Weekly VRDNs (Deltona Lighting Products, Inc.)/(Wachovia Bank N.A. LOC), 3.770%,               500,000
               9/1/2006
               MISSOURI--1.8%
      440,000  Kansas City, MO, IDA, (Series 2004B), Weekly VRDNs (The Bishop Spencer Place, Inc.)/                          440,000
               (Commerce Bank, N.A., Kansas City LOC), 3.450%, 9/7/2006
               NEW HAMPSHIRE--1.1%
      273,000  New Hampshire Business Finance Authority, (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank,            273,000
               N.A. LOC), 3.550%, 9/6/2006
               OHIO--1.7%
      400,000  Hamilton, OH, MFH, (Series 2003B: Knollwood Crossing II Apartments), Weekly VRDNs (Pedcor                     400,000
               Investments-2003-LIX LP)/(FHLB of Indianapolis LOC), 3.550%, 9/7/2006
               PENNSYLVANIA--1.4%
      330,000  Pennsylvania EDFA, (Series 1998A), Weekly VRDNs (Fourth Generation Realty LLC)/(PNC Bank, N.A. LOC),          330,000
               3.550%, 9/7/2006
               SOUTH CAROLINA--5.9%
      400,000  Berkeley County, SC, IDB, Weekly VRDNs (Nucor Corp.), 3.520%, 9/6/2006                                        400,000
    1,000,000  Berkeley County, SC, IDB, (Series 1996A), Weekly VRDNs (Nucor Corp.), 3.520%, 9/6/2006                      1,000,000
                  TOTAL                                                                                                    1,400,000
               SOUTH DAKOTA--4.2%
    1,000,000  South Dakota Housing Development Authority, (2003 Series F), Weekly VRDNs (Landesbank Hessen-               1,000,000
               Thueringen (GTD) LIQ), 3.450%, 9/7/2006
               TEXAS--12.4%
    1,150,000  Gulf Coast, TX, IDA, (Series 1999) Daily VRDNs (CITGO Petroleum Corp.)/(BNP Paribas SA LOC), 3.650%,        1,150,000
               9/1/2006
    1,800,000  Gulf Coast, TX, Waste Disposal Authority, (Series 1994) Daily VRDNs (BP Amoco Corp.), 3.650%,               1,800,000
               9/1/2006
                  TOTAL                                                                                                    2,950,000
               VIRGINIA--9.8%
      500,000  Fairfax County, VA, EDA, (Series 2002), Weekly VRDNs (Wolf Trap Foundation for the Performing                 500,000
               Arts)/(Bank of America N.A. LOC), 3.410%, 9/7/2006
      850,000  Henrico County, VA, EDA, (Series 2003B), Weekly VRDNs (Westminster-Canterbury of Richmond)/(Branch            850,000
               Banking & Trust Co. of Virginia LOC), 3.410%, 9/7/2006
      975,000  Virginia Resources Authority, Water and Sewer (Series 1997), Weekly VRDNs (Henrico County,                    975,000
               VA)/(SunTrust Bank LIQ), 3.410%, 9/7/2006
                  TOTAL                                                                                                    2,325,000
                  TOTAL MUNICIPAL INVESTMENTS-95.4%                                                                       22,722,000
                  (AT AMORTIZED COST)3
                  OTHER ASSETS AND LIABILITIES-NET-4.6%                                                                    1,096,136
                  TOTAL NET ASSETS-100%                                                                                 $ 23,818,136

Securities that are subject to the federal alternative minimum tax (AMT) represent 58.9% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At August 31, 2006, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                           SECOND TIER
     100.0%                               0.00%

2    Current rate and next reset date shown on Variable Rate Demand Notes.

3    Also represents cost for federal tax purposes.

Note:     The categories of investments are shown as a percentage of total net assets at August 31, 2006.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 EDA   --Economic Development Authority
 EDFA  --Economic Development Financing Authority
 FHLB  --Federal Home Loan Bank
 GTD   --Guaranteed
 IDA   --Industrial Development Authority
 IDB   --Industrial Development Bond
 LIQ   --Liquidity Agreement
 LOC   --Letter of Credit
 MFH   --Multi-Family Housing
 VRDNs --Variable Rate Demand Notes






TREASURY CASH SERIES II
PORTFOLIO OF INVESTMENTS
August 31, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   U.S. TREASURY--3.1%
                   U.S. TREASURY NOTES -3.1%
  $  8,500,000     2.500% - 3.125%, 10/31/2006 - 1/31/2007                                                             $   8,464,241
                   REPURCHASE AGREEMENTS--97.0%
    56,543,000     Interest in $2,246,000,000 joint repurchase agreement 5.25%, dated 8/31/2006 under which BNP           56,543,000
                   Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to
                   2/15/2036 for $2,246,327,542 on 9/1/2006.  The market value of the underlying securities at the end of the period was $2,290,920,855.
    52,000,000     Interest in $1,850,000,000 joint repurchase agreement 5.25%, dated 8/31/2006 under which               52,000,000
                   Barclays Capital, Inc. will repurchase U.S. Treasury securities with various maturities to
                   4/15/2032 for $1,850,269,792 on 9/1/2006.  The market value of the underlying securities at the end of the period was $1,887,000,323.
    52,000,000     Interest in $1,000,000,000 joint repurchase agreement 5.24%, dated 8/31/2006 under which               52,000,000
                   Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $1,000,145,556 on 9/1/2006.  The market value of the underlying securities at the end of the period was $1,020,000,240.
    52,000,000     Interest in $850,000,000 joint repurchase agreement 5.24%, dated 8/31/2006 under which Morgan          52,000,000
                   Stanley & Co., Inc. will repurchase U.S. Treasury securities with various maturities to
                   1/15/2008 for $850,123,722 on 9/1/2006.  The market value of the underlying securities at the end of the period was $870,810,824.
     4,000,000   1 Interest in $244,000,000 joint repurchase agreement 5.20%, dated 6/1/2006 under which UBS               4,000,000
                   Securities LLC will repurchase U.S. Treasury securities with various maturities to 5/15/2020 for
                   $250,344,000 on 11/29/2006.  The market value of the underlying securities at the end of the period was $253,888,703.
    45,000,000     Interest in $1,000,000,000 joint repurchase agreement 5.24%, dated 8/31/2006 under which UBS           45,000,000
                   Securities LLC will repurchase U.S. Treasury securities with various maturities to 5/15/2014 for
                   $1,000,145,556 on 9/1/2006.  The market value of the underlying securities at the end of the period was $1,020,000,233.
     2,500,000   1 Interest in $100,000,000 joint repurchase agreement 5.34%, dated 8/8/2006 under which UBS               2,500,000
                   Securities LLC will repurchase U.S. Treasury securities with various maturities to 8/15/2026 for
                   $105,399,333 on 8/7/2007.  The market value of the underlying securities at the end of the period was $102,506,900.
                      TOTAL REPURCHASE AGREEMENTS                                                                        264,043,000
                      TOTAL INVESTMENTS-100.1%                                                                           272,507,241
                      (AT AMORTIZED COST)2
                      OTHER ASSETS AND LIABILITIES - NET -(0.1)%                                                           (310,142)
                      TOTAL NET ASSETS -100%                                                                           $ 272,197,099

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2006.



INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.







ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  CASH TRUST SERIES II

BY          /S/ RICHARD A. NOVAK
                RICHARD A NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        October 20, 2006


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER


DATE        October 17, 2006


BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        October 20, 2006